EQUITY TRANSACTIONS - Outstanding warrants to purchase common stock (Details) (USD $)	Jun. 30, 2012
Holders of Series B Debt
Shares	2,132,800
Date of Grant	2011-08
Vesting Date	2011-08
Expiration Date	2013-12
Exercise Price	$ 2.50
Broker Dealer Series B Debt
Shares	170,624
Date of Grant	2011-08
Vesting Date	2011-08
Expiration Date	2014-09
Exercise Price	$ 2.50
Boenning Scattergood
Shares	250,000
Date of Grant	2011-05
Vesting Date	2011-05
Expiration Date	2016-05
Exercise Price	$ 2.00
Investor Group
Shares	300,000
Date of Grant	2012-02
Vesting Date	2012-03
Wedbush Securities
Shares	200,000
Date of Grant	2012-06
Vesting Date	2012-06
Expiration Date	2017-06
Exercise Price	$ 1.20